8. LEASES	12 Months Ended
Dec. 31, 2021
Notes
8. LEASES

8.LEASES

The Company's operations are carried on in locations which are occupied under operating lease agreements.  These lease agreements are recorded as operating lease right-of-use (“ROU”) assets and operating lease liabilities.  Total operating lease expense was $8,724,532, $8,376,222 and $8,075,073 for the years ended December 31, 2021, 2020 and 2019, respectively.  The Company’s minimum aggregate future lease commitments at December 31, 2021 and 2020 are presented in the tables that follows.

ROU assets represent the Company’s right to use an underlying asset during the lease term and the operating lease liabilities represent the Company’s obligations for lease payments in accordance with the lease.  Recognition of ROU assets and liabilities are recognized at the lease commitment based on the present value of the remaining lease payments using a discount rate that represents the Company’s incremental borrowing rate at the lease commitment date or adoption.  Operating lease expense, which is comprised of amortization of the ROU asset and the implicit interest accreted on the operating lease liability, is recognized on a straight-line basis over the lease term and is recorded in occupancy expense in the consolidated statement of income.

Remaining lease terms range from 1 to 10 years and typically include extension options.  The Company’s leases are not complex and do not contain residual value guarantees, variable lease payments, or significant assumptions or judgments made in applying the requirements of Topic 842.  Operating leases with a term of 12 months or less are not recorded on the statement of financial condition and the related lease expense is recognized on a straight-line basis over the lease term.

The table below summarizes our lease expense and other information related to the Company’s operating leases with respect to FASB ASC 842:

Twelve Months Ended Dec. 31, 2021

Operating lease expense	$7,499,568
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	7,381,898
Weighted-average remaining lease term – operating leases (in years)	7.05
Weighted-average discount rate – operating leases	4.47%

Lease Maturity Schedule as of December 31, 2021:	Amount
2022	7,260,471
2023	6,385,647
2024	5,604,799
2025	5,249,730
2026	4,696,343
2027 and beyond	11,956,205
Total	41,153,195
Less: Discount	(5,713,818)
Present Value of Lease Liability	$35,439,377

Twelve Months Ended Dec. 31, 2020

Operating lease expense	$7,226,361
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	7,055,046
Weighted-average remaining lease term – operating leases (in years)	7.07
Weighted-average discount rate – operating leases	4.92%

Lease Maturity Schedule as of December 31, 2020:	Amount
2021	6,982,155
2022	6,444,448
2023	5,577,917
2024	4,846,460
2025	4,489,926
2026 and beyond	11,855,364
Total	40,196,270
Less: Discount	(6,033,117)
Present Value of Lease Liability	$34,163,153